[Thrivent Letterhead]

October 31, 2002

Securities and Exchange Commission
Branch of Document Control
450 Fifth Street, N.W.,
Washington, DC 20549

VIA EDGAR

Subject: Rule 497(j) Certification
         Thrivent Variable Life Account I
         File No. 333-31011 File No. 811-08289, CIK No. 0001039305

Dear Commissioners:

The undersigned hereby certifies that the form of Prospectus that would have been filed pursuant to 497(c) upon the effectiveness of Post-Effective Amendment No. 9 to the Registrant’s registration statement in Form N-6 would not have differed from that contained in said Amendment, which was the most recent amendment to such registration statement that was filed electronically October 29, 2002.

Please direct any comments or questions concerning this certification to the undersigned at (920)628-3643.

Sincerely,

/s/Brett L. Agnew

Brett L. Agnew
Attorney